Fair Value Measurements (Gains And Losses Included In Earnings Related To Assets And Liabilities Measured At Fair Value On Recurring Basis) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Noninterest Income [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total gains (losses) included in earnings (or changes in net assets)	$ 11,670
Other Comprehensive Income [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in unrealized gains (losses) relating to assets still held at December 31, 2012	$ 20